MAINSTAY GROUP OF FUNDS

Supplement dated February 28, 2021 (“Supplement”) to:

MainStay Equity Funds, MainStay Fixed Income and Mixed Asset Funds, and MainStay Asset Allocation Funds Prospectuses, each dated February 28, 2021

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the applicable Prospectus and Statement of Additional Information.

1.	Effective immediately, Class R6 shares are not currently offered for sale for the following Funds:

MainStay Candriam Emerging Markets Debt Fund	MainStay MacKay S&P 500 Index Fund
MainStay Conservative Allocation Fund	MainStay MacKay Short Duration High Yield Fund
MainStay Epoch Capital Growth Fund	MainStay MacKay Small Cap Core Fund
MainStay Epoch International Choice Fund	MainStay MacKay U.S. Equity Opportunities Fund
MainStay Equity Allocation Fund	MainStay MAP Equity Fund
MainStay Growth Allocation Fund	MainStay Moderate Allocation Fund
MainStay MacKay Convertible Fund	MainStay Money Market Fund
MainStay MacKay Growth Fund	MainStay Short Term Bond Fund
MainStay MacKay International Opportunities Fund

2.	Effective immediately, SIMPLE Class shares are not currently offered for sale for the following Funds:

MainStay Balanced Fund	MainStay MacKay International Equity Fund
MainStay Candriam Emerging Markets Debt Fund	MainStay MacKay International Opportunities Fund
MainStay Candriam Emerging Markets Equity Fund	MainStay MacKay New York Tax Free Opportunities Fund
MainStay Epoch Capital Growth Fund	MainStay MacKay Short Duration High Yield Fund
MainStay Epoch Global Equity Yield Fund	MainStay MacKay Small Cap Core Fund
MainStay Epoch U.S. All Cap Fund	MainStay MacKay Strategic Bond Fund
MainStay MacKay California Tax Free Opportunities Fund	MainStay MacKay Tax Free Bond Fund
MainStay MacKay Common Stock Fund	MainStay MacKay U.S. Equity Opportunities Fund
MainStay MacKay Convertible Fund	MainStay MacKay U.S. Infrastructure Bond Fund
MainStay MacKay Growth Fund	MainStay MAP Equity Fund
MainStay MacKay High Yield Municipal Bond Fund

3.	Class R6 shares of the MainStay MacKay Common Stock Fund are not currently offered for sale. Effective on or about April 26, 2021, Class R6 shares of MainStay MacKay Common Stock Fund will be available for purchase.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.